Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Item 402(v) Pay Versus Performance

The disclosure included in this section is prescribed by SEC rules and does not necessarily align with how the Company or the compensation committee view the link between the Company’s performance and NEO pay, and the compensation committee does not utilize CAP (as defined below) as the basis for making compensation decisions. For additional information about our pay-for-performance philosophy and how we align executive compensation with Company performance, refer to "Compensation Discussion and Analysis" above.

Required Tabular Disclosure of Pay Versus Performance

The following table reports the compensation of our Principal Executive Officer, or PEO, which is the Chief Executive Officer, and the average compensation of the other non-PEO NEOs, or Non-PEO NEOs, as reported in the "2025 Summary Compensation Table" for the past four fiscal years, as well as Compensation Actually Paid, or CAP, as calculated under the SEC Pay-Versus-Performance disclosure requirements, together with certain performance measures required by the rules. We did not use any financial performance measure to link CAP to our NEOs to our company performance in the most recently completed fiscal year; accordingly, this disclosure does not present a Company-Selected Measure in the table below nor a Tabular List of our most important financial metrics. The compensation committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(4)	Total Shareholder Return ($)(5)	Peer Group Total Shareholder Return ($)(6)	Net Loss (Thousands) ($)(7)
2025	9,986,626	13,475,891	3,831,773	5,162,323	257.82	119.85	(212,184)
2024	9,065,924	8,673,485	3,827,045	4,301,978	205.84	90.52	(109,357)
2023	909,100	5,226,012	1,220,778	1,915,148	187.53	91.78	(76,429)
2022	1,831,265	1,183,878	841,281	690,939	64.58	88.48	(46,827)

___________________

(1)
The dollar amounts reported in this column are the amounts of total compensation reported for Dr. Quisel (PEO) for each corresponding year in the “Total” column of the Summary Compensation Table.
(2)
The dollar amounts reported in this column represent the amount of CAP for Dr. Quisel, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Dr. Quisel during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Dr. Quisel’s total reported compensation for 2025, 2024, 2023, and 2022 to determine the CAP:

	2025	2024	2023	2022
Summary Compensation Total for PEO	$9,986,626	$9,065,924	$909,100	$1,831,265
LESS: Grant date fair value of equity awards granted in the year indicated as reported in the SCT for such year	8,726,863	7,931,661	—	1,081,150
ADD: Year-end fair value of equity awards granted in the year indicated that remained outstanding and unvested as of the end of such year	10,574,937	7,053,758	—	1,636,989
ADD: Change in fair value of equity awards granted in years prior to the year indicated that were outstanding and unvested at the end of the year indicated (as compared to fair value at the end of the immediately prior year)	1,158,980	110,243	3,018,833	(560,576)
ADD: Vesting-date fair value of equity awards granted during the year indicated that vested during such year	531,752	672,472	—	—
ADD: Change in fair value of equity awards granted in years prior to the year indicated that vested in the year indicated (fair value at vesting date as compared to the end of the immediately prior year)	(49,541)	(297,251)	1,298,079	(642,650)
LESS: Fair value as of the end of the year prior to the year indicated of equity awards forfeited during the year indicated	—	—	—	—
Total Net Adjustments	$13,475,891	$8,673,485	$5,226,012	$1,183,878

(3)
The dollar amounts reported in this column represent the average of the amounts reported for the Company’s Non-PEO NEOs as a group in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the Non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, Jean Franchi, Pamela Stephenson, M.P.H., William Savage M.D., Ph.D., and Jonathan Yu, M.B.A.; (ii) for 2024, Jean Franchi, Pamela Stephenson, M.P.H., William Savage M.D., Ph.D., Jonathan Yu, M.B.A., and Joanne Bryce, C.P.A.; (iii) for 2023, Joanne Bryce, C.P.A. and William Savage, M.D., Ph.D.; and (iv) for 2022, Joanne Bryce, C.P.A., William Savage M.D., Ph.D., and Jonathan Yu, M.B.A.
(4)
The dollar amounts reported in this column represent the average amount of CAP to the Non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Non-PEO NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total reported compensation for the Non-PEO NEOs for each year to determine the CAP, using the same methodology described above in Note 2:

	2025	2024	2023	2022
Average Summary Compensation Total for non-PEO NEOs	$3,831,773	$3,827,045	$1,220,778	$841,281
LESS: Average grant date fair value of equity awards granted in the year indicated as reported in the SCT for such year for non-PEO NEOS	3,001,903	1,549,321	561,898	291,082
ADD: Average year-end fair value of equity awards granted in the year indicated that remained outstanding and unvested as of the end of such year for non-PEO NEOs	3,716,292	2,525,993	—	440,732
ADD: Average change in fair value of equity awards granted in years prior to the year indicated that were outstanding and unvested at the end of the year indicated (as compared to fair value at the end of the immediately prior year) for non-PEO NEOs	455,084	11,772	945,504	(155,015)
ADD: Average vesting-date fair value of equity awards granted during the year indicated that vested during such year for non-PEO NEOs	297,234	102,383	—	—
ADD: Average change in fair value of equity awards granted in years prior to the year indicated that vested in the year indicated (fair value at vesting date as compared to the end of the immediately prior year) for non-PEO NEOs	(136,157)	(66,418)	310,764	(144,977)
LESS: Average fair value as of the end of the year prior to the year indicated of equity awards forfeited during the year indicated for non-PEO NEOs	—	549,476	—	—
Total Net Adjustments	$5,162,323	$4,301,978	$1,915,148	$690,939

(5)
The dollar amounts in this column reflect the cumulative Total Shareholder Return (TSR) of our common stock for the measurement periods beginning on December 31, 2021 and ending on December 31 of each of 2025, 2024, 2023, and 2022 respectively, calculated in accordance with Item 201(e) of Regulation S-K.
(6)
The dollar amounts in this column reflect the cumulative Total Shareholder Return (TSR) of our Peer Group for the measurement periods beginning on December 31, 2021 and ending on December 31 of each of 2025, 2024, 2023, and 2022, respectively, calculated in accordance with Item 201(e) of Regulation S-K. “Peer Group” represents the Nasdaq Biotechnology Index, which the Company has identified as its peer group for purposes of Item 402(v) and which is used by the Company for purposes of compliance with Item 201(e) of Regulation S-K.
(7)
The dollar amounts reported in this column represent net loss reflected in the Company’s audited financial statements for the applicable fiscal year.

Named Executive Officers, Footnote
(1)
The dollar amounts reported in this column are the amounts of total compensation reported for Dr. Quisel (PEO) for each corresponding year in the “Total” column of the Summary Compensation Table.
(3)
The dollar amounts reported in this column represent the average of the amounts reported for the Company’s Non-PEO NEOs as a group in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the Non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, Jean Franchi, Pamela Stephenson, M.P.H., William Savage M.D., Ph.D., and Jonathan Yu, M.B.A.; (ii) for 2024, Jean Franchi, Pamela Stephenson, M.P.H., William Savage M.D., Ph.D., Jonathan Yu, M.B.A., and Joanne Bryce, C.P.A.; (iii) for 2023, Joanne Bryce, C.P.A. and William Savage, M.D., Ph.D.; and (iv) for 2022, Joanne Bryce, C.P.A., William Savage M.D., Ph.D., and Jonathan Yu, M.B.A.

Peer Group Issuers, Footnote
(6)
The dollar amounts in this column reflect the cumulative Total Shareholder Return (TSR) of our Peer Group for the measurement periods beginning on December 31, 2021 and ending on December 31 of each of 2025, 2024, 2023, and 2022, respectively, calculated in accordance with Item 201(e) of Regulation S-K. “Peer Group” represents the Nasdaq Biotechnology Index, which the Company has identified as its peer group for purposes of Item 402(v) and which is used by the Company for purposes of compliance with Item 201(e) of Regulation S-K.

PEO Total Compensation Amount	$ 9,986,626	$ 9,065,924	$ 909,100	$ 1,831,265
PEO Actually Paid Compensation Amount	$ 13,475,891	8,673,485	5,226,012	1,183,878
Adjustment To PEO Compensation, Footnote	In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Dr. Quisel’s total reported compensation for 2025, 2024, 2023, and 2022 to determine the CAP:

	2025	2024	2023	2022
Summary Compensation Total for PEO	$9,986,626	$9,065,924	$909,100	$1,831,265
LESS: Grant date fair value of equity awards granted in the year indicated as reported in the SCT for such year	8,726,863	7,931,661	—	1,081,150
ADD: Year-end fair value of equity awards granted in the year indicated that remained outstanding and unvested as of the end of such year	10,574,937	7,053,758	—	1,636,989
ADD: Change in fair value of equity awards granted in years prior to the year indicated that were outstanding and unvested at the end of the year indicated (as compared to fair value at the end of the immediately prior year)	1,158,980	110,243	3,018,833	(560,576)
ADD: Vesting-date fair value of equity awards granted during the year indicated that vested during such year	531,752	672,472	—	—
ADD: Change in fair value of equity awards granted in years prior to the year indicated that vested in the year indicated (fair value at vesting date as compared to the end of the immediately prior year)	(49,541)	(297,251)	1,298,079	(642,650)
LESS: Fair value as of the end of the year prior to the year indicated of equity awards forfeited during the year indicated	—	—	—	—
Total Net Adjustments	$13,475,891	$8,673,485	$5,226,012	$1,183,878

Non-PEO NEO Average Total Compensation Amount	$ 3,831,773	3,827,045	1,220,778	841,281
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,162,323	4,301,978	1,915,148	690,939
Adjustment to Non-PEO NEO Compensation Footnote

	2025	2024	2023	2022
Average Summary Compensation Total for non-PEO NEOs	$3,831,773	$3,827,045	$1,220,778	$841,281
LESS: Average grant date fair value of equity awards granted in the year indicated as reported in the SCT for such year for non-PEO NEOS	3,001,903	1,549,321	561,898	291,082
ADD: Average year-end fair value of equity awards granted in the year indicated that remained outstanding and unvested as of the end of such year for non-PEO NEOs	3,716,292	2,525,993	—	440,732
ADD: Average change in fair value of equity awards granted in years prior to the year indicated that were outstanding and unvested at the end of the year indicated (as compared to fair value at the end of the immediately prior year) for non-PEO NEOs	455,084	11,772	945,504	(155,015)
ADD: Average vesting-date fair value of equity awards granted during the year indicated that vested during such year for non-PEO NEOs	297,234	102,383	—	—
ADD: Average change in fair value of equity awards granted in years prior to the year indicated that vested in the year indicated (fair value at vesting date as compared to the end of the immediately prior year) for non-PEO NEOs	(136,157)	(66,418)	310,764	(144,977)
LESS: Average fair value as of the end of the year prior to the year indicated of equity awards forfeited during the year indicated for non-PEO NEOs	—	549,476	—	—
Total Net Adjustments	$5,162,323	$4,301,978	$1,915,148	$690,939

Compensation Actually Paid vs. Total Shareholder Return

Description of Relationship Between NEO Compensation Actually Paid and Company Total Shareholder Return, or TSR

As demonstrated by the following graph, the amount of CAP to the PEO, Dr. Quisel, and the average amount of CAP to the Company’s non-PEO NEOs as a group, is aligned with the Company’s cumulative TSR over the four years presented in the table. The alignment is due to the fact that a significant portion of CAP to Dr. Quisel and to the non-PEO NEOs is comprised of equity awards. As described in more detail in “Compensation Discussion and Analysis” above, the Company generally structures a significant portion of target compensation granted to the NEOs to be comprised of equity awards, and until December 31, 2023, all such equity awards consisted solely of stock options.

Compensation Actually Paid vs. Net Income

Description of Relationship Between NEO Compensation Actually Paid and Net Income/(Loss)

As demonstrated by the following graph, the amount of CAP to Dr. Quisel and the average amount of CAP to the non-PEO NEOs as a group is not aligned with the Company’s net loss over the four years presented in the table. We are a clinical-stage company with no products approved for commercial sale and we have not generated any revenue from product sales to date. Further, we expect to continue to incur significant research and development costs, and other expenses related to our clinical development programs and ongoing operations. Consequently, we have not historically looked to net loss as an appropriate performance measure for our executive compensation program.

Total Shareholder Return Vs Peer Group

Cumulative TSR of the Company and Cumulative TSR of the Peer Group

As demonstrated by the following graph, the Company’s cumulative TSR over the four-year period presented in the table was 157.8%, while the cumulative TSR of the peer group presented for this purpose, the Nasdaq Biotechnology Index, was 19.9% over the four years presented in the table. For more information regarding the Company’s performance and the companies that the Compensation Committee considers when determining compensation, refer to “Compensation Discussion and Analysis” above.

Total Shareholder Return Amount	$ 257.82	205.84	187.53	64.58
Peer Group Total Shareholder Return Amount	119.85	90.52	91.78	88.48
Net Income (Loss)	$ (212,184,000)	$ (109,357,000)	$ (76,429,000)	$ (46,827,000)
PEO Name	Dr. Quisel	Dr. Quisel	Dr. Quisel	Dr. Quisel
Additional 402(v) Disclosure
(4)
The dollar amounts reported in this column represent the average amount of CAP to the Non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Non-PEO NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total reported compensation for the Non-PEO NEOs for each year to determine the CAP, using the same methodology described above in Note 2:

PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (8,726,863)	$ (7,931,661)	$ 0	$ (1,081,150)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,574,937	7,053,758	0	1,636,989
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,158,980	110,243	3,018,833	(560,576)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	531,752	672,472	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(49,541)	(297,251)	1,298,079	(642,650)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,001,903)	(1,549,321)	(561,898)	(291,082)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,716,292	2,525,993	0	440,732
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	455,084	11,772	945,504	(155,015)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	297,234	102,383	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(136,157)	(66,418)	310,764	(144,977)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (549,476)	$ 0	$ 0